Employee benefits - Target asset allocation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Expected long-term return on global asset allocation (as a percent)	4.60%
Company's capital stock and debit instruments included in plan assets	$ 9	$ 7
Period of asset/liability management studies	3 years
Switzerland
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation (as a percent)	100.00%
International
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation (as a percent)	100.00%
Equity securities | Switzerland
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation (as a percent)	13.00%
Equity securities | International
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation (as a percent)	15.00%
Fixed income | Switzerland
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation (as a percent)	56.00%
Fixed income | International
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation (as a percent)	68.00%
Real estate | Switzerland
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation (as a percent)	26.00%
Real estate | International
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation (as a percent)	4.00%
Other | Switzerland
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation (as a percent)	5.00%
Other | International
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation (as a percent)	13.00%